Significant accounting policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant accounting policies
2	Significant accounting policies

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) and are presented in United States dollars. The Company’s functional currency is the United States dollar.

In the quarter ended March 31, 2013, the Company’s functional currency changed from Canadian dollars to United States dollars as a result of the varying objective factors. Therefore translation of goods and services in a foreign currency is re-measured to the functional currency of the Company with gains and losses on re-measurement recorded in the consolidated condensed statement of loss. Any gains and losses that were previously recorded in accumulated other comprehensive income is unchanged from the date of the change of functional currency which was January 1, 2013.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DelMar Pharmaceuticals, (BC) Ltd., 0959454 B.C. Ltd., a British Columbia corporation (“Callco”), and 0959456 B.C. Ltd., a British Columbia corporation (“Exchangeco”). All intercompany balances and transactions have been eliminated.

The principal accounting policies applied in the preparation of these financial statements are set out below and have been consistently applied to all periods presented.

Unaudited interim financial data

The accompanying unaudited March 31, 2013 consolidated condensed balance sheets, the consolidated statements of loss and comprehensive loss, consolidated condensed statement of changes in stockholders' deficiency,  and consolidated condensed cash flows for the three months ended March 31, 2013 and 2012, and the related interim information contained within the notes to the consolidated condensed financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and the notes required by accounting principles generally accepted in the United States for complete financial statements. These consolidated condensed financial statements should read in conjunction with the annual financial statements as at December 31, 2012 filed in our Form 8-K/A on March 28, 2013. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, consisting of normal and recurring adjustments, necessary for the fair statement of the Company’s financial position at March 31, 2013 and results of its operations and its cash flows for the three months ended March 31, 2013 and 2012. The results for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for any other future annual or interim period.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about future events that affect the reported amounts of assets, liabilities, expenses, contingent assets and contingent liabilities as at the end or during the reporting period. Actual results could significantly differ from those estimates. Significant areas requiring management to make estimates include the derivative liability and the valuation of equity instruments issued for services. Further details of the nature of these assumptions and conditions may be found in the relevant notes to the financial statements.

a)	Fair value of derivative liability

The derivative is not traded in an active market and the fair value is determined using valuation techniques. The Company uses judgment to select a variety of methods to make assumptions that are based on specific management plans and market conditions at the end of each reporting period. The Company uses a fair value estimate to determine the fair value of the derivative liability. The carrying value of the derivative liability would be higher or lower as management estimates around specific probabilities change. The estimates may be significantly different from those recorded in the financial statements because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market. All changes in the fair value are recorded in the statement of loss each reporting period. This is considered to be a Level 3 financial instrument.

Clinical trial expenses

Clinical trial expenses are a component of research and development costs and include fees paid to contract research organizations, investigators and other vendors who conduct certain product development activities on behalf of the Company. The amount of clinical trial expenses recognized in a period related to service agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates are based on patient enrollment, services provided and goods delivered, contractual terms and experience with similar contracts. The Company monitors these factors to the extent possible and adjusts our estimates accordingly. Prepaid expenses or accrued liabilities are adjusted if payments to service providers differ from estimates of the amount of service completed in a given period.

Shares for services

The Company has issued equity instruments for services provided by employees and non-employees. The equity instruments are valued at the fair value of the instrument granted (see notes 6 and 7 for assumptions) based on the completion of these services.

In prior periods the Company transferred shares from the DelMar Employee Share Purchase Trust (the “Trust”) to consultants and management in exchange for services rendered to the Company. The Company recognized the fair value of the shares transferred as an expense with a corresponding increase in common stock. The shares reserved for issuance to consultants and management that are held by the Trust are included in the financial statements at year end. There are no other assets in the Trust. The number of shares outstanding for issue from the Trust at March 31, 2013 is nil (December 31, 2012 – nil).

The shares transferred from the Trust in prior periods have been valued using the fair value of the shares transferred. The Company has used recent share transactions in order to determine the fair value of the shares transferred from the Trust.

Stock options

The Company accounts for these awards under ASC 718, “Compensation - Stock Compensation” (“ASC 718”). ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation over the requisite service period for awards expected to vest. Compensation expense for unvested options to non-employees is revalued at each period end and is being amortized over the vesting period of the options. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, the anticipated exercise behavior of its grantee, interest rates, and dividend yields. These variables are projected based on the Company’s historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including type of awards granted, employee class, and historical experience. Actual results and future estimates may differ substantially from current estimates.

Derivative liability

The Company accounts for certain warrants under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock, on the understanding that in compliance with applicable securities laws, the warrants require the issuance of securities upon exercise and do not sufficiently preclude an implied right to net cash settlement. The Company classifies warrants in its balance sheet as a derivative liability which is fair valued at each reporting period subsequent to the initial issuance. As quoted prices for the derivative liability are not available, the Company uses a simulated probability valuation model to value the warrants. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. Any change in the estimates used may cause the value to be higher or lower than that reported. The estimated volatility of the Company’s common stock at the date of issuance, and at each subsequent reporting period, is based on the historical volatility of similar life sciences companies. The risk-free interest rate is based on rates published by the government for bonds with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. (note 8).

Loss per share

Loss per share is calculated based on the weighted average number of common shares outstanding. Diluted loss per share does not differ from basic loss per share since the effect of the Company’s warrants is anti-dilutive. Diluted income per share is calculated using the treasury stock method which uses the weighted average number of common shares outstanding during the period and also includes the dilutive effect of potentially issuable common shares from outstanding stock options and warrants. At March 31, 2013, potential common shares of 24,985,009 (March 31, 2012 - 3,310,000) relating to warrants and 1,020,000 (March 31, 2012 - 1,020,000) relating to stock options were excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive.

Segment information

The Company identifies its operating segments based on business activities, management responsibility and geographical location. The Company operates within a single operating segment being the research and development of cancer indications, and operates in one geographic area, being North America. All of the Company’s assets and headquarters are located in Canada while its clinical operations are conducted in the United States.

Recent accounting pronouncements

The Company reviews new accounting standards as issued. No new standards had any material effect on these financial statements. The accounting pronouncements issued subsequent to the date of these financial statements that were considered significant by management were evaluated for the potential effect on these financial statements. Management does not believe any of the subsequent pronouncements will have a material effect on these financial statements as presented and does not anticipate the need for any future restatement of these financial statements because of the retro-active application of any accounting pronouncements issued subsequent to March 31, 2013 through the date these financial statements were issued.

2	Significant accounting policies

Basis of presentation

The financial statements of DelMar have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) and are presented in United States dollars. The Company’s functional currency is the Canadian dollar.

The principal accounting policies applied in the preparation of these financial statements are set out below and have been consistently applied to all periods presented.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about future events that affect the reported amounts of assets, liabilities, expenses, contingent assets and contingent liabilities as at the end or during the reporting period. Actual results could significantly differ from those estimates. Significant areas requiring management to make estimates include the derivative liability and the valuation of equity instruments issued for services. Further details of the nature of these assumptions and conditions may be found in the relevant notes to the financial statements.

a)	Fair value of derivative liability

The derivative is not traded in an active market and the fair value is determined using valuation techniques. The Company uses judgment to select a variety of methods to make assumptions that are based on specific management plans and market conditions at the end of each reporting period. The Company uses a fair value estimate to determine the fair value of the derivative liability. The carrying value of the derivative liability would be higher or lower as management estimates around specific probabilities change. The estimates may be significantly different from those recorded in the financial statements because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market. All changes in the fair value are recorded in the statement of loss each reporting period. This is considered to be a Level 3 financial instrument.

Comparatives

Certain numbers have been reclassified to conform with the presentation adopted in the current year.

Cash and cash equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid short-term interest-bearing securities with maturities at the date of purchase of three months or less. Cash and cash equivalents are held at a single recognized Canadian financial institution. Interest earned is recognized in the statements of loss.

Foreign currency translation

The functional currency of the Company at December 31, 2012 is the Canadian dollar. Transactions that are denominated in a foreign currency are re-measured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency denominated monetary assets and liabilities are subsequently re-measured at current exchange rates, with gains or losses recognized as foreign exchange losses or gains in the statement of operations. Nonmonetary assets and liabilities are translated at historical exchange rates. Expenses are translated at average exchange rates during the period. Exchange gains and losses are included in statement of operations for the period.

Adjustments arising from the translation of the Company’s financial statements to United States dollars for presentation purposes due to differences between average rates and balance sheet rates are recorded in other comprehensive income.

The financial statements have been presented in a currency other than the functional currency of the Company as management has determined that the U.S. dollar is the common currency in which the Company’s peers, being international drug and pharmaceutical companies, present their financial statements. For presentation purposes the assets and liabilities of the Company are translated to U.S. dollars at exchange rates at the reporting date. The historical equity transactions have been translated using historical rates in effect on the date that each transaction occurred. The income and expenses are translated to U.S. dollars at the average exchange rate for the period in which the transaction arose. Exchange differences arising are recognized in a separate component of equity titled accumulated other comprehensive income (loss).

Current and deferred income taxes

The Company follows the liability method of accounting for income taxes. Under this method, current income taxes are recognized for the estimated income taxes payable for the current period. Income taxes are accounted for using the asset and liability method of accounting. Future income taxes are recognized for the future income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases and for loss carry-forwards. Future income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax laws or rates is included in earnings in the period that includes the enactment date. When realization of future income tax assets does not meet the more-likely-than-not criterion for recognition, a valuation allowance is provided.

Financial instruments

The Company has financial instruments that are measured at fair value. To determine the fair value, we use the fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use to value an asset or liability and are developed based on market data obtained from independent sources. Unobservable inputs are inputs based on assumptions about the factors market participants would use to value an asset or liability. The three levels of inputs that may be used to measure fair value are as follows:

●	Level one - inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities;

●
Level two - inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals; and

●	Level three - unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The Company’s financial instruments consist of cash and cash equivalents, other receivables, accounts payable, related party payables and derivative liability. The carrying values of cash and cash equivalents, other receivables, accounts payable and related party payables approximate their fair values due to the immediate or short-term maturity of these financial instruments.

As quoted prices for the derivative liability are not readily available, the Company has used a simulated probability valuation model, as described in note 6 to estimate fair value. The derivative liability utilizes Level 3 inputs as defined above.

The Company has the following liabilities under the fair value hierarchy:

			2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000

			2011

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	106,146

Prototype drug product

The prototype drug product (the “drug”) is stated at the lower of cost and net realizable value. The cost of the drug is comprised of direct costs related to the acquisition of the drug. During the years ended 2012 and 2011, the Company recorded $nil in relation to these amounts as inventories (2010 - $250,000 was recorded as prototype drug product) and fully utilized in clinical and pre-clinical testing trials during the year ended December 31, 2011.

Intangible assets

Under its assignment agreement with Valent Technologies LLC (“Valent”) (note 3) the Company has incurred certain costs relating to patents assigned to the Company under its agreement with Valent. As the patents had not yet been assigned to the Company at December 31, 2011, the Company has expensed these costs for the year ended December 31, 2011.

Expenditures associated with the filing, or maintenance of patents, licensing or technology agreements are expensed as incurred. Costs previously recognized as an expense are not recognized as an asset in subsequent periods.

Once the technology has achieved commercialization, patent costs will be deferred and amortized over the life of the related patent.

Research and development costs

Research and development expenses include payroll, employee benefits, stock-based compensation expense, and other headcount-related expenses associated with product research and development. Research and development expenses also include third-party development and clinical trial expenses noted above, such costs related to product research and development are included in research and development expense until the point that technological feasibility is reached, which for our products, is generally shortly before the products are approved by the relevant food and drug administration. Once technological feasibility is reached, such costs are capitalized and amortized to cost of revenue over the estimated lives of the products.

Clinical trial expenses

Clinical trial expenses are a component of research and development costs and include fees paid to contract research organizations, investigators and other vendors who conduct specific research for product development activities on behalf of the Company. The amount of clinical trial expenses recognized in a period related to service agreements is based on estimates of the work performed on an accrual basis. These estimates are based on patient enrollment, services provided and goods delivered, contractual terms and experience with similar contracts. The Company monitors these factors to the extent possible and adjusts our estimates accordingly. Prepaid expenses or accrued liabilities are adjusted if payments to service providers differ from estimates of the amount of service completed in a given period.

Research and development costs are expensed in the period incurred. At December 31, 2012 and 2011 all research and development costs were expensed.

Government assistance and investment tax credits

The Company uses the cost reduction method of accounting for tax credits. Tax credits related to the acquisition of research equipment are deducted from the related asset with amortization being calculated on the net amount or to the expenditures in the determination of net income as the expenditures are incurred. These amounts are recognized when there is reasonable assurance they will be realized.

Non-refundable government grants are recorded as a reduction of expenses or in the cost of the asset. Grants in excess of expenditures are deferred to future periods, to be offset against any future expenditure to be incurred or credited to development costs if they exceed future expenditures.

The benefits of refundable investment tax credits for scientific research and experimental development expenditures are recognized in the year the qualifying expenditure is made when there is reasonable assurance the investment tax credits will be realized. The investment tax credits recorded are based on management’s estimates of amounts expected to be recovered and are subject to audit by taxation authorities. The investment tax credit reduces the carrying cost of expenditures for equipment or research and development expenses to which it relates.

    Shares for services

The Company has issued equity instruments for services provided by employees and nonemployees. The equity instruments are valued at the fair value of the instrument granted (see notes 6 and 7 for assumptions).

The Company has transferred shares from the DelMar Employee Share Purchase Trust (the “Trust”) (note 7) to consultants and management in exchange for services rendered to the Company. The Company recognizes the fair value of the shares transferred as an expense with a corresponding increase in common stock. The shares reserved for issuance to consultants and management that are held by the Trust are included in the financial statements at year end. There are no other assets in the Trust. The number of shares outstanding for issue from the Trust at December 31, 2012 is nil (2011 - 1,590,625; 2010 – 1,743,750) (note 7).

The shares transferred from the Trust have been valued using the fair value of the shares transferred. The Company used recent share transactions in order to determine the fair value of the shares transferred from the Trust.

Stock options

The Company accounts for these awards under ASC 718, “Compensation - Stock Compensation” (“ASC 718”). ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation over the requisite service period for awards expected to vest. Compensation expense for unvested options to non-employees is revalued at each period end and is being amortized over the vesting period of the options. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, the anticipated exercise behavior of its grantee, interest rates, and dividend yields. These variables are projected based on the Company’s historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including type of awards granted, employee class, and historical experience. Actual results and future estimates may differ substantially from current estimates.

Comprehensive income

In accordance with ASC 220, “Comprehensive Income” (“ASC 220”) all components of comprehensive income, including net loss, are reported in the financial statements in the period in which they are recognized. Comprehensive income is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net loss and other comprehensive (income) loss, , including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income. No taxes were recorded on items of other comprehensive income.

Derivative liability

The Company accounts for certain warrants under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock, on the understanding that in compliance with applicable securities laws, the warrants require the issuance of securities upon exercise and do not sufficiently preclude an implied right to net cash settlement. The Company classifies these warrants on its balance sheet as a derivative liability which is fair valued at each reporting period subsequent to the initial issuance. The Company has used a simulated probability valuation model to value the warrants. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. Any change in the estimates (specifically probabilities) used may cause the value to be higher or lower than that reported. The estimated volatility of the Company’s common stock at the date of issuance, and at each subsequent reporting period, is based on the historical volatility of similar life sciences companies. The risk-free interest rate is based on rates published by the government for bonds with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

Loss per share

Income or loss per share is calculated based on the weighted average number of common shares outstanding. Diluted loss per share does not differ from basic loss per share since the effect of the Company’s warrants is anti-dilutive. Diluted income per share is calculated using the treasury stock method which uses the weighted average number of common shares outstanding during the period and also includes the dilutive effect of potentially issuable common shares from outstanding stock options and warrants. At December 31, 2012, potential common shares of 4,380,000 (2011 – 650,000; 2010 - nil) related to outstanding warrants and stock options were excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive.

Segment information

The Company identifies its operating segments based on business activities, management responsibility and geographical location. The Company operates within a single operating segment being the research and development of cancer indications, and operates in one geographic area, being Canada. All of the Company’s assets are located in Canada.

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In December 2011, FASB issued Accounting Standards Update (“ASU”) 2011-11 which amends the guidance in ASC 210, Balance Sheet (ASC 210). The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

In June 2011, the FASB issued Accounting Standards ASU 2011-05 to amend the guidance on the presentation of comprehensive income in ASC 220. ASU 2011-05 requires companies to present a single statement of comprehensive income or two separate but consecutive statements, a statement of operations and a statement of comprehensive income. ASU 2011-05 eliminates the alternative to present comprehensive income within the statement of equity. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The ASU should be applied retrospectively and is effective for annual periods beginning after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, which deferred the changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income.

In May 2011, the FASB issued ASU 2011-04, which amends the guidance on fair value measurement in ASC 820 to converge the fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards (“IFRS”) fair value measurement and disclosure requirements. The amendments change the wording used to describe the requirements for measuring fair value, changes certain fair value measurement principles and enhances disclosure requirements. This guidance is effective for annual periods beginning after December 15, 2011, applied prospectively.

In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This pronouncement was issued to address implementation issues about the scope of Accounting Standards Update No. 2011-11 and to clarify the scope of the offsetting disclosures and address any unintended consequences. This pronouncement is effective for reporting periods beginning on or after January 1, 2013.

In February 2013, the FASB issued ASU No. 2013-02, ‘Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This pronouncement was issued to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (i.e. inventory) instead of directly to income or expense in the same reporting period. This pronouncement is effective prospectively for reporting periods beginning after December 15, 2012.